SHARE-BASED COMPENSATION (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 Installment $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 29, 2010 shares
2010 Omnibus Incentive Plan [Member]
Description of Plan [Abstract]
Number of shares authorized (in shares)	1,500,000			1,500,000
2010 Omnibus Incentive Plan [Member] | SARs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
Grant Activity [Abstract]
Outstanding (in shares)	796,980	821,117	821,117
Exercisable (in shares)	796,980	821,117	821,117
Outstanding (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
Exercisable (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
Exercised (in shares)	(24,137)
Exercised (in dollars per share) | $ / shares	$ 12.73
Weighted average remaining contractual life	3 years 1 month 6 days
Vested (in shares)		(36,075)
Vested (in dollars per share) | $ / shares		$ 12.28
2010 Omnibus Incentive Plan [Member] | RSUs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
Grant Activity [Abstract]
Outstanding or unvested (in shares)		0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Expense [Abstract]
Share-based compensation expense | $		$ 0.2